Income Taxes (Details Textual) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Income Taxes (Textual)
Net operating losses			$ 79,463,000
Tax credit, amount			3,068,000
Period of expiration of various tax credits	Started expiring in December 2012 and will continue to expire through December 2030.		December 2012 and will continue to expire until 2032
Income tax provisions	0	0
Decrease in valuation allowance				1,115,000
Increase in valuation allowance			1,949,000
Income tax benefit, net of transaction costs			(521,458)	(574,157)
Tax related to interest and penalties			0	0
New Jersey Tax Jurisdiction [Member]
Income Taxes (Textual)
Net operating losses			$ 9,498,000